Schedule of related party transactions (Details)		12 Months Ended								22 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Transaction price percentage					2.00%							2.00%
Mr. Loh [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Total consideration amount					$ 2,302,197	$ 3,085,865				$ 2,612,033	$ 3,492,997
performance obligations					77,520							$ 103,908
Revenue					2,224,676	2,981,957
Ms Rhonda Wong [Member]
Related Party Transaction [Line Items]
Rental commission					$ 2,164	2,900		$ 1,050	[1]
Mr David Loh [Member]
Related Party Transaction [Line Items]
Rental commission		8,338	11,000	[2]
Termbasu Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Rental commission	[3]							$ 254,786
Mr David Loh One [Member]
Related Party Transaction [Line Items]
Rental commission		387,357	511,040	[4]		2,981,957
Ms. Rhonda Wong 1 [Member]
Related Party Transaction [Line Items]
Rental commission		$ 218	$ 288	[5]		$ 1,199	[5]

[1]	Ms. Rhonda Wong engaged the Company to look for tenant for a property in September 2021 and March 2022. The respective project was completed during year ended December 31, 2021 and 2022, and Ms. Rhonda Wong paid the rental commission to the Company, being S$1,050 and S$2,900 (US$2,164).
[2]	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the year ended December 31, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,338) to the Company.
[3]	Termbasu Holding Pte Ltd entered seven (7) service agreements with the Company to sale seven (7) private properties in January 2022. The commission was 2% of transaction price and paid upon completion of the transactions during the year ended December 31, 2022.
[4]	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,492,997 (US$2,612,033). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$3,085,865 (US$2,302,197). The Company received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Company recognized revenue S$2,981,957 (US$2,224,676) for the project. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$387,357).
[5]	Ms. Rhonda Wong engaged the Company to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Company.